Term Borrowings (Schedule Of Information Pertaining To Term Borrowings) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Debt Instrument [Line Items]
Term borrowings		$ 1,040,656		$ 1,312,677
Loans, net of unearned income		19,589,520	[1]	17,686,502	[1]	$ 16,230,166
Retail Real Estate Residential [Member]
Debt Instrument [Line Items]
Loans, net of unearned income		$ 35,900		$ 52,800
Debt Instrument Maturity Date - 4/1/16 - 5.65%
Debt Instrument [Line Items]
Debt instrument maturity date				Apr. 01, 2016
Debt instrument interest rate				5.65%
Debt Instrument Maturity Date - 12/1/19 - 2.95%
Debt Instrument [Line Items]
Debt instrument maturity date		Dec. 01, 2019
Debt instrument interest rate		2.95%
Debt Instrument Maturity Date - 12/22/2037
Debt Instrument [Line Items]
Debt instrument maturity date		Dec. 22, 2037
Debt instrument interest rate at period end		1.26%		0.81%
Debt Instrument Maturity Date - 8/2/18 - 0.00%
Debt Instrument [Line Items]
Debt instrument maturity date		Aug. 02, 2018
Debt instrument interest rate		0.00%
Debt Instrument Maturity Date - 12/15/20 - 3.50%
Debt Instrument [Line Items]
Debt instrument maturity date		Dec. 15, 2020
Debt instrument interest rate		3.50%
Debt Insturment Maturity Date - 3/31/31 - 9.50%
Debt Instrument [Line Items]
Debt instrument maturity date		Mar. 31, 2031
Debt instrument interest rate		9.50%
Debt Insturment Maturity Date - 10/25/34
Debt Instrument [Line Items]
Debt instrument maturity date		Oct. 25, 2034
Debt instrument interest rate at period end		0.93%		0.59%
Debt Instrument Maturity Date - 10/25/18 - 4.97%
Debt Instrument [Line Items]
Debt instrument maturity date		Oct. 25, 2018
Debt instrument interest rate		4.97%
Debt Instrument Maturity Date - 2/1/33 - 4.97%
Debt Instrument [Line Items]
Debt instrument maturity date		Feb. 01, 2033
Debt instrument interest rate		4.97%
Debt Instrument Maturity Date - 8/8/36 - 2.38%
Debt Instrument [Line Items]
Debt instrument maturity date		Aug. 08, 2036
Debt instrument interest rate		2.38%
First Tennessee Bank National Association [Member] | Subordinated Debt | Debt Instrument Maturity Date - 4/1/16 - 5.65%
Debt Instrument [Line Items]
Term borrowings	[2],[3]	$ 0		$ 252,848
First Tennessee Bank National Association [Member] | Senior capital notes | Debt Instrument Maturity Date - 12/1/19 - 2.95%
Debt Instrument [Line Items]
Term borrowings	[3]	399,384		400,567
First Tennessee Bank National Association [Member] | Federal Home Loan Bank Borrowings | Debt Instrument Maturity Date - 8/2/18 - 0.00%
Debt Instrument [Line Items]
Term borrowings		100		0
First Tennessee Bank National Association [Member] | Collateralized By Loans [Member] | Debt Instrument Maturity Date - 12/22/2037
Debt Instrument [Line Items]
Term borrowings	[4]	64,812		64,365
First Horizon National Corporation | Senior capital notes | Debt Instrument Maturity Date - 12/15/20 - 3.50%
Debt Instrument [Line Items]
Term borrowings	[3]	489,202		489,833
FT Real Estate Securities Company, Inc. [Member] | Cumulative Preferred | Debt Insturment Maturity Date - 3/31/31 - 9.50%
Debt Instrument [Line Items]
Term borrowings	[2]	46,032		45,964
First Horizon ABS Trusts [Member] | Collateralized By Loans [Member] | Debt Insturment Maturity Date - 10/25/34
Debt Instrument [Line Items]
Term borrowings	[5]	23,126		41,100
First Tennessee New Market Corporation Investments [Member] | Debt Instrument Maturity Date - 10/25/18 - 4.97%
Debt Instrument [Line Items]
Term borrowings		7,301		7,301
First Tennessee New Market Corporation Investments [Member] | Debt Instrument Maturity Date - 2/1/33 - 4.97%
Debt Instrument [Line Items]
Term borrowings		8,000		8,000
First Tennessee New Market Corporation Investments [Member] | Debt Instrument Maturity Date - 8/8/36 - 2.38%
Debt Instrument [Line Items]
Term borrowings		$ 2,699		$ 2,699

[1]	December 31, 2016 and 2015 include $28.5 million and $29. 7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	A portion q ualifie s for total capital under the risk-based capital guidelines.
[3]	Changes in the fair value of debt attributable to interest rate risk are hedged. Refer to Note 22 – Derivatives.
[4]	Secured by trust preferred loans.
[5]	On De cember 31, 2016 and 2015, borrowings secured by $35.9 million and $52.8 million, respectively, of residential real estate loans.